Note 13 - Preferred Stock	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Preferred Stock And Warrants [Text Block]
(
13
) Preferred Stock

At
December 31, 2016,
9,360
shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the Preferred Stock) was outstanding with private investors. On
March 31, 2017
the Company redeemed these
9,360
shares of Preferred Stock at the stated rate of
$1,000
per share. Previously, the Company redeemed
8,661
shares in
2016
and
9,979
shares in
2015,
all at the stated rate of
$1,000
per share. As a result, there is
no
outstanding Preferred Stock as of
December 31, 2017.
While outstanding, the Preferred Stock qualified as Tier I Capital and was nonvoting, other th an class voting rights on certain matters that could adversely affect the Preferred Stock. The Preferred Stock paid cumulative cash dividends on a quarterly basis at a rate of
9
percent per annum for the years
2017,
2016
and
2015.

The Company issued a warrant (the Warrant) to private investors for the purchase of up to
500,000
shares of the Company
’s outstanding common stock. The Warrant originated in
2009
through transactions with the United States Department of the Treasury in conjunction with the issuance of the Preferred Stock. The Warrant may
be exercised on or before
January 9, 2019
at an exercise price of
$8.40
per share.
No
voting rights
may
be exercised with respect to the shares of the Warrant until the Warrant has been exercised.